Discontinued Operations (Details) - Schedule of Financial Performance and Cash Flow Information - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) - Schedule of Financial Performance and Cash Flow Information [Line Items]
Revenue		$ 1,887,410	$ 4,960,693
Cost of revenue		(2,183,080)	(4,228,577)
Expenses		(3,486,626)	(4,353,466)
Other income/expenses - net		(5,133,118)	(8,778,160)
Loss before tax		(8,915,414)	(12,399,510)
Income tax			(17,463,604)
Loss after tax		(8,915,414)	(29,863,114)
Net cash from operating activities		(2,733,104)	(3,872,380)
Net cash from investing activities			(1,926)
Net cash from financing activities
Net cash decrease of disposed subsidiaries		$ (2,733,104)	$ (3,874,306)